Commitments and Contingencies (Details)																		12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2025 CNY (¥)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 CNY (¥) shares	Aug. 31, 2025 USD ($)	Aug. 31, 2025 CNY (¥)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	May 31, 2025 USD ($)	May 31, 2025 CNY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 CNY (¥)	Aug. 03, 2020 CNY (¥)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($)
Commitments and Contingencies [Line Items]
Temporary claim amount																	¥ 10,000,000,000
Payment of outstanding fees																	¥ 2,000,000
Conversion of shares issued (in Shares) | shares			980,661	980,661														183,660	183,660
Conversion amount																			¥ 2,265,315.41
Conversion of shares amount			$ 1,690,216	¥ 12,108,027.86														$ 8,513,468		$ 4,475,963
Total amount claims																			5,000,000
Xiao-I served as the plaintiff in 4 cases [Member]
Commitments and Contingencies [Line Items]
Repayment of loan principal																		396,152.07	2,837,875
Xiao-I was the defendant in 10 cases [Member]
Commitments and Contingencies [Line Items]
Repayment of loan principal																		$ 722,585.72	5,176,315.09
Labor Disputes [Member]
Commitments and Contingencies [Line Items]
Total amount claims																			¥ 18,000,000
Shanghai Xiao-i [Member]
Commitments and Contingencies [Line Items]
Payment of outstanding fees									$ 1,823,106	¥ 13,060,000					$ 754,358	¥ 5,403,917.65
Repayment of loan principal							$ 2,110,112	¥ 15,116,000				¥ 25,036,162.25
Shanghai Xiao-i [Member] | Huangpu District [Member]
Commitments and Contingencies [Line Items]
Repayment of loan principal | $											$ 3,494,913
Jiangsu Bank Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Repayment of loan principal							2,811,300	20,139,027.78
Bank of Ningbo Limited Shanghai [Member]
Commitments and Contingencies [Line Items]
Repayment of loan principal	$ 2,813,044	¥ 20,151,522.3
Shanghai Rural Commercial Bank Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Repayment of loan principal	$ 1,399,218	¥ 10,023,435.07
Shanghai Caohejing Development Zone High-Tech Park Development Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Payment of outstanding fees													$ 662,885	¥ 4,748,644.08
Lion Public Relations Consultants (Tianjin) Co [Member]
Commitments and Contingencies [Line Items]
Payment of outstanding fees							$ 84,048	¥ 602,088.36
Bank of Nanjing Co Ltd [Member]
Commitments and Contingencies [Line Items]
Repayment of loan principal					$ 1,383,014	¥ 9,907,358.11